NOTE 7 - NOTES PAYABLE (Tables)	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Notes payable
Notes payable consisted of the following:
	December 31, 2013	December 31, 2012
Notes payable, issued on May 6, 2011, unsecured, interest at 10%per annum, due on demand.	$59,500	$59,500
Notes payable, issued on August 25, 2010, unsecured, interest at 10%per annum due on demand.	172,500	172,500
Notes payable issued on May 25, 2012, secured, interest at 6%per annum, due on November 14, 2012, is in default(1)	—	50,000
Notes payable issued on January 28, 2012 to individual, unsecured, interest included, due on demand.(2)	—	610,000
Notes payable issued on October 18, 2010 to individual, unsecured, interest at 15% per annum, due on demand.(3)	786,300	786,300
Notes payable issued on October 5, 2013 to individual, unsecured, interest at 8% per annum, due on demand.	28,500	—
Notes payable issued on October 17, 2013 to a company, unsecured, interest at 16% per annum, due on demand.	5,000	—
Notes payable issued on March 5, 2013 to individual, unsecured, interest at 8% per annum, due on demand.	7,500	—
Notes payable issued on July 1, 2013 to a company, unsecured, interest at 8% per annum, due on demand.	28,082	—
Notes payable issued on October 4, 2013 to a company, unsecured, interest at 8% per annum, due on demand.	6,000	—

Total notes payable	1,093,382	1,678,300
Less: current portion	(1,093,382)	(1,678,300)
Long-term notes payable	$—	$—

Notes payable - maturities
Maturities of notes payable are as follows:
Year Ending December 31,	Amount
2014	$513,000
2015	55,000
Total	568,000
Less: Unamortized debt discount	(336,833)
Total	$231,167